Stock Plans, Share-Based Payments and Warrants (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Option Activity

The following table summarizes the option activity for the years ended December 31, 2015 and 2014:

	Shares	Weighted Average Exercise Price
Outstanding at December 31, 2013	$2,410,134	$1.28
Options granted	352,519	0.50
Options forfeited or expired	(290,419)	2.45
Outstanding at December 31, 2014	2,472,234	0.96
Options granted	2,911,829	0.56
Options forfeited or expired	(1,080,425)	1.28
Outstanding at December 31, 2015	$4,303,638	$0.65

Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable

The following table summarizes the options exercisable and vested and expected to vest as of December 31, 2015 and 2014:

	Shares	Weighted Average Exercise Price
Exercisable at December 31, 2014	1,679,392	$1.11
Vested and expected to vest at December 31, 2014	2,426,249	$1.04
Exercisable at December 31, 2015	1,377,665	$0.84
Vested and expected to vest at December 31, 2015	4,133,932	$0.66

Schedule of Fair Value Assumptions

The fair value of each option grant is estimated on the date of grant using the Black-Scholes option pricing model with the below assumptions for the risk-free interest rates, expected dividend yield, expected lives and expected stock price volatility.

	Option Pricing Assumptions
Grant Year	2015	2014
Stock Price Volatility	121.9%	129.8%
Risk-Free Interest Rates	1.60%	1.86%
Expected Life (in years)	6.15	5.84
Expected Dividend Yield	0%	0%

Summary of Restricted Stock Activity

The following table summarizes restricted stock activity for the year end December 31, 2015 and 2014:

	Shares	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2013	75,450	$0.66
Granted	132,077	0.86
Vested	(75,450)	0.66
Nonvested at December 31, 2014	132,077	0.86
Granted	617,795	0.48
Vested	(248,690)	0.73
Nonvested at December 31, 2015	501,182	$0.46

Summary of Terms of Outstanding Warrants

The following table summarizes certain terms of all of the Company’s outstanding warrants at December 31, 2015 and 2014:

Total Outstanding Warrants

Title of Warrant	Date Issued	Expiry Date	Exercise Price	Total Common Shares Issuable as December 31,
				2015	2014
Liability-classified warrants
2007 Warrants - Lambda	11/14/2007	3/21/2019	$0.30	-	11,742,100
				-	11,742,100

Equity-classified warrants
Shareholder Rights Offering Warrants	3/10/2011	3/10/2016	$0.40	1,565,414	2,228,238
March 2011 Lambda Warrants	3/10/2011	3/21/2019	$0.40	-	2,782,577
May 2015 – private placement warrants	3/18/2015	3/18/2020	$0.85	917,149	-
				2,482,563	5,010,815
Total				2,482,563	16,752,915